Property, Plant and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Plant and Equipment

Property, plant and equipment consist of the following at:

(Dollars in thousands)	September 30, 2024	December 31, 2023
Land and land improvements	$1,553	$1,538
Buildings and leasehold improvements	25,384	25,369
Computers and related software	11,459	11,764
Machinery and equipment	9,142	9,054
Office furniture and fixtures	35	28
Construction in progress	4,295	1,111
	51,868	48,864
Less: Accumulated depreciation	(8,397)	(4,292)
	$43,471	$44,572

Property, plant and equipment consist of the following at:

(Dollars in thousands)	December 31, 2023	December 31, 2022
Land and land improvements	$1,538	$540
Buildings and leasehold improvements	25,369	6,410
Computers and related software	11,764	7,248
Machinery and equipment	9,054	3,310
Office furniture and fixtures	28	22
Construction in progress	1,111	26,175
	48,864	43,705
Less: Accumulated depreciation	(4,292)	(1,496)
	$44,572	$42,209